Note 18 - Earnings Per Share	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Earnings Per Share [Text Block]

18. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during each of the six-month periods ended June 30, 2023 and 2024, amounted to $15,448 and $13,278, respectively.

	For the six-month period ended June 30,
	2023	2024
	Basic EPS	Basic EPS
Net income	$216,258	$205,547
Less: Net loss/(income) attributable to non-controlling interest in subsidiaries	3,997	(1,351)
Net income attributable to Costamare Inc.	220,255	204,196
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(13,278)
Less: deemed dividend in redemption of Series E Preferred Stock	-	(5,446)
Net income available to common stockholders	$204,807	$185,472
Weighted average number of common shares, basic and diluted	122,560,175	118,902,719
Earnings per common share, basic and diluted	$1.67	$1.56